Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Lease expense
(Dollars in thousands)
	December 31, 2025	December 31, 2024

Operating lease cost	$823	$840

Other information:
Cash paid for amounts included in the measurement of lease liabilities	824	819
Operating cash flows from operating leases	-	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	263	-
Weighted-average remaining lease term - operating leases	7.37	7.91
Weighted-average discount rate - operating leases	2.98%	2.80%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2025

2026	$750
2027	657
2028	515
2029	422
2030	424
Thereafter	1,270
Total	4,038
Less: Imputed Interest	(423)
Operating Lease Liability	$3,615